SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

15) SHAREHOLDERS’ EQUITY

a) Share Capital

	2022		2021		2020
(thousands)	Shares	Amount	Shares	Amount	Shares	Amount
Balance, beginning of year	243,852	$3,094,061	222,548	$3,113,829	221,744	$3,106,875

Issued/(Purchased) for cash:
Purchase of common shares under Normal Course Issuer Bid	(27,925)	(266,694)	(12,898)	(128,686)	(340)	(3,582)
Issue of shares (net of tax effected issue costs)	—	—	33,062	99,516	—	—

Non-cash:
Share-based compensation – treasury settled(1)	1,358	9,962	1,140	9,402	1,160	10,694
Cancellation of predecessor shares	—	—	—	—	(16)	(158)
Balance, end of year	217,285	$2,837,329	243,852	$3,094,061	222,548	$3,113,829
(1)	The amount of shares issued on LTI settlement is net of employee withholding taxes.

The Company is authorized to issue an unlimited number of common shares without par value.

For the year ended December 31, 2022, Enerplus declared dividends of $0.181 per weighted average common share totaling $41.6 million (2021 – $0.121 per share and $30.5 million; 2020 – $0.090 per share and $20.0 million).  Subsequent to December 31, 2022, the Board of Directors approved a first quarter dividend of $0.055 per share, to be paid in March 2023.

On August 16, 2022 Enerplus renewed its Normal Course Issuer Bid (“NCIB”) to purchase up to 10% of the public float (within the meaning under Toronto Stock Exchange rules) during a 12-month period. Enerplus completed its previous NCIB in July 2022. For the year ended December 31, 2022, 27,924,842 common shares were repurchased and cancelled under the NCIB at an average price of $14.71 per share, for total consideration of $410.9 million. Of the amount paid, $266.7 million was charged to share capital and $144.2 million was added to accumulated deficit. At December 31, 2022, 7,883,479 common shares are available for repurchase under the current NCIB.

For the year ended December 31, 2021, the Company repurchased 12,897,721 common shares under the NCIB at an average price of $9.55 per share, for total consideration of $123.2 million. Of the amount paid, $128.7 million was charged to share capital and $5.5 million was credited to accumulated deficit.

For the year ended December 31, 2020, the Company repurchased 340,434 common shares under the former NCIB at an average price of $5.63 per share, for total consideration of $1.9 million. Of the amount paid, $3.6 million was charged to share capital and $1.7 million was credited to accumulated deficit.

Subsequent to December 31, 2022 and up to and including February 22, 2023, the Company repurchased 1,420,927 common shares under the current NCIB at an average price of $16.65 per share, for total consideration of $23.7 million.

For the year ended December 31, 2021, Enerplus issued 33,062,500 common shares at a price of CDN$4.00 per common share  for gross proceeds of $103.4 million (net $99.5 million, after $5.1 million in issue costs, net of $1.2 million in tax) pursuant to a bought deal prospectus offering under its base shelf prospectus.

b) Share-based Compensation

The following table summarizes Enerplus' share-based compensation expense, which is included in General and administrative expense on the Consolidated Statements of Income/(Loss):

($ thousands)	2022	2021	2020
Cash:
Long-term incentive plans (recovery)/expense	$5,664	$6,875	$(934)
Non-Cash:
Long-term incentive plans expense	22,924	13,789	9,720
Equity swap (gain)/loss	(1,008)	(1,870)	964
Share-based compensation expense	$27,580	$18,794	$9,750

LTI Plans

The following table summarizes the PSU, RSU, DSU and DRSU activity for the year ended December 31, 2022:

For the year ended December 31, 2022	Cash-settled LTI Plans	Equity-settled LTI Plans		Total
(thousands of units)	DSU/DRSU	PSU(1)	RSU
Balance, beginning of year	589	3,981	3,065	7,635
Granted	89	809	837	1,735
Vested	(45)	(1,030)	(1,316)	(2,391)
Forfeited	—	(71)	(265)	(336)
Balance, end of year	633	3,689	2,321	6,643
(1)	Based on underlying awards before any effect of the performance multiplier.

Cash-settled LTI Plans

For the year ended December 31, 2022, the Company recorded a cash share-based compensation expense of $5.7 million (2021 – expense of $6.9 million; 2020 – recovery of $0.9 million).

At December 31, 2022, a liability of $11.1 million (December 31, 2021 – $6.3 million) with respect to the Director DSU and DRSU Plans has been recorded to Accounts payable on the Consolidated Balance Sheets.

Equity-settled LTI Plans

The following table summarizes the cumulative share-based compensation expense recognized to-date which is recorded as Paid-in Capital on the Consolidated Balance Sheets. Unrecognized amounts will be recorded to non-cash share-based compensation expense over the remaining vesting terms.

At December 31, 2022 ($ thousands, except for years)	PSU(1)	RSU	Total
Cumulative recognized share-based compensation expense	$21,616	$10,368	$31,984
Unrecognized share-based compensation expense	11,815	4,136	15,951
Fair value	$33,431	$14,504	$47,935
Weighted-average remaining contractual term (years)	1.2	0.9
(1)	Includes estimated performance multipliers.

The Company directly withholds shares on PSU and RSU settlements for tax-withholding purposes. For the year ended December 31, 2022,  $13.4 million (2021 – $3.6 million; 2020 – $5.6 million) in cash withholding taxes were paid.

c) Basic and Diluted Net Income/(Loss) Per Share

Net income/(loss) per share has been determined as follows:

(thousands, except per share amounts)	2022	2021	2020
Net income/(loss)	$914,302	$234,441	$(693,351)

Weighted average shares outstanding – Basic	233,946	251,909	222,503
Dilutive impact of share-based compensation(1)	8,727	7,942	—
Weighted average shares outstanding – Diluted	242,673	259,851	222,503
Net income/(loss) per share
Basic	$3.91	$0.93	$(3.12)
Diluted	$3.77	$0.90	$(3.12)
(1)	For the year ended December 31, 2020, the impact of share-based compensation was anti-dilutive as a conversion to shares would not increase the loss per share.